Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

December 21, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Focused Series Inc.
File No. 333-11283, 811-07797
Post-Effective Amendment No. 55

Ladies and Gentlemen:

On behalf of SunAmerica Focused Series, Inc. (the “Company”), we herewith transmit for filing, under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 55 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment has been tagged to show changes from Post-Effective Amendment No. 54, filed on March 15, 2007.

The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and it is proposed that this filing will become automatically effective on February 28, 2008. The Company intends to file on or before February 28, 2008 another post-effective amendment pursuant to Rule 485(b)(1)(i) that will include the Company’s financial statements for the fiscal year ended October 31, 2007, and thus bring the Company’s financial statements up to date under Section 10(a)(3) of the Securities Act. That post-effective amendment will designate the same effective date as the Amendment.

The Company is making this filing primarily in order to reflect a change by the Focused Technology Portfolio (the “Technology Portfolio”), a series of the Company, from a multi-manager strategy to management solely by AIG SunAmerica Asset Management Corp., the Technology Portfolio’s investment adviser, and a change in the number of securities the Technology Portfolio is permitted to hold, from a total of up to 60 securities to between 30 and 50 securities. The filing also reflects certain corresponding changes, including: (1) a reduction in the advisory fee payable by the Technology Portfolio from an annual rate of 1.25% of average daily net assets to an annual rate of 1.00% of average daily net assets; (2) a lowering of the contractual expense caps applicable to the Technology Portfolio; and (3) the replacement by the Technology Portfolio of its current benchmarks, the NASDAQ 100 Index and the Morningstar Specialty Technology Category, with the Morgan Stanley High-Technology 35 Index.

The Company is also making this filing in order to reflect an increase in the number of securities in which the following portfolios of the Company are permitted to invest: the Focused Large-Cap Growth Portfolio; Focused Growth Portfolio; Focused Mid-Cap Growth Portfolio; Focused Large-Cap Value Portfolio; Focused Value Portfolio; Focused Mid-Cap Value Portfolio; Focused Growth and Income Portfolio; and Focused International Equity Portfolio.

These revisions do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Amendment. Consequently, on behalf of the Company, we request that the Amendment be given selective review by the Staff.

If you have any questions or comments concerning the Amendment, please call me at (202) 303-1278 or Anthony A. Vertuno of our office at (202) 303-1203.

Very truly yours,

/s/ Kyle R. Ahlgren

Kyle R. Ahlgren

Enclosures

cc:    Margery K. Neale, Willkie Farr & Gallagher LLP

Anthony A. Vertuno, Willkie Farr & Gallagher LLP